Selected Financial Data - Summary of Quarterly Financial Information (Parenthetical) (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Adjusted stock dividend	2.00%	2.00%	2.00%	2.00%